9. Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 15, 2017	Dec. 31, 2018	Dec. 31, 2017
Proceeds from warrant exercises		$ 1,480,000	$ 0
Warrant-based expense for services		$ 10,206	$ (126,316)
Series B Preferred Stock [Member]
Stock converted, shares converted		300,000	200,000
Stock converted, shares issued		300,000	200,000
Warrants [Member]
Warrants exercised		400,000	0
Warrants exercised, stock issued		400,000	0
Pharmsynthez [Member]
Debt converted, stock issued	100,000
Debt converted, amount converted	$ 500,000
Serum Institute Warrants [Member]
Warrants outstanding		539,202	646,249
Warrant-based expense for services		$ 10,000	$ (100,000)
Warrant weighted average exercise price		$ 10.41
Warrant expiration date range		December 2019 through May 2021
Financing Agreements [Member]
Warrants exercised		370,000	0
Warrants exercised, stock issued		370,000
Proceeds from warrant exercises		$ 1,500,000
Warrants outstanding		3,152,225	3,522,225
Warrant weighted average exercise price		$ 4.33	$ 4.30
Warrant expiration date range		July 1, 2020 through November 2021
Warrants granted		0	0